SCHEDULE OF CONVERTIBLE DEBT OBLIGATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Convertible debt obligations, current portion	$ 5,752,328	$ 507,765
Convertible debt obligations, non-current portion	2,223,523	766,245
Convertible debt [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligations, beg, gross	1,274,010	1,531,639
Addition	9,599,390
Converted to equity	(459,370)	(257,629)
Converted to short term debt	(539,245)
Repayment	(509,311)
Deferred debt discount and Cost of Fund Raise	(1,389,623)
Convertible debt obligations, end, net	$ 7,975,851	$ 1,274,010